Earnings Per Share (Reconciliation of Common Shares Used to Compute Basic EPS and Diluted EPS) (Details) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Earnings Per Share
Weighted-average Common Shares-basic	348.6	358.8	357.6
Employee stock options, restricted shares and restricted share units	3.9	2.6	3.9
Weighted-average Common Shares-diluted	352.5	361.4	361.5